Income tax - Income tax (expense) benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax (expense) benefit
Current year	$ (128)	$ (201)	$ (123)
Adjustments for prior years	(2)	2	(1)
Current tax expense (benefit) and adjustments for current tax of prior periods	(130)	(199)	(124)
Deferred tax (expense) benefit
Origination and reversal of temporary differences	83	100	16
Recognition of previously unrecognized tax losses and temporary differences	0	24	0
Adjustments for prior years	7	(6)	3
Deferred tax expense (benefit)	90	118	19
Income tax (expense) benefit	$ (40)	$ (81)	$ (105)